Cover	Jun. 03, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 03, 2022
Entity File Number	0-11102
Entity Registrant Name	OCEAN BIO CHEM INC
Entity Central Index Key	0000350737
Entity Tax Identification Number	59-1564329
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	4041 S.W. 47 Avenue
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33314
City Area Code	954
Local Phone Number	587-6280
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	OBCI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false